SAFE liabilities - (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
SAFE liabilities
Balance, beginning of period	$ 2,236,953
Issuance of SAFEs	200,000
Settlement of SAFEs	(2,111,953)
Exchange of SAFEs for Warrants	(125,000)
Conversion of SAFE to Series A preferred stock	$ (200,000)